Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000161835
Average Annual Return [Line Items]
Average Annual Return, Percent	12.54%	6.67%		12.25%
Without Sales Load [Member] | C000161836
Average Annual Return [Line Items]
Average Annual Return, Percent	12.57%	6.78%		12.37%
Without Sales Load [Member] | C000219328
Average Annual Return [Line Items]
Average Annual Return, Percent	12.75%	6.94%	20.51%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%
Russell Select Mid Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.73%	6.93%		12.47%
Russell Select Mid Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.73%	6.93%		12.47%
Russell Select Mid Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.73%	6.93%	20.49%